Capital Stock (Narrative - Share Based Compensation) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 12, 2017	Dec. 08, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Excess tax benefits on equity-based compensation awards	$ 5,200,000	$ 0	$ 0
2012 Plan and Starz 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant under the share-based compensation arrangement plan (in shares)				12,973,816
Prior Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for compensation plans (in shares)				34,790,628
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised, total intrinsic value	$ 36,900,000	$ 30,000,000	$ 15,600,000
Shares cancelled to fund withholding tax obligations on option exercises (in shares)	112,162	819,503	93,210
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld for tax purposes upon vesting of restricted share units (in shares)	674,673	1,006,888	636,136
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other share-based compensation granted in period, fair value	$ 800,000	$ 1,100,000	$ 1,300,000
Shares issued, net of shares for tax withholdings (in shares)	16,231	28,257	19,578
Class B Non-Voting Common Shares | Starz Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for compensation plans (in shares)					30,300,000